UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090
Jessica Chase, President
Three Canal Plaza, Suite 600
Portland, Maine 04101
Date of fiscal year end:
MARCH 31
Absolute Strategies Fund
Date of reporting period: July 1, 2021—June 30, 2022

ITEM 1: PROXY VOTING RECORD

During the period July 1, 2021 – June 30, 2022, Absolute Investment Advisers LLC did not vote any proxies on behalf the Absolute Strategies Fund.

St. James Investment Company/ Absolute Strategies Fund (ASFIX) Proxy Voting Record July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/ Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
EQUITY COMMONWEALTH	EQC	294628102	8/31/2021
1. To approve the issuance of Equity Commonwealth's common shares in connection with the merger, pursuant to the Agreement and Plan of Merger dated as of May 4, 2021, as amended and restated as of August 15, 2021, and as it may be further amended from time to time, by and among Equity Commonwealth, Monmouth Real Estate Investment Corporation and EQC Maple Industrial LLC (f/k/a RS18 LLC).
					Issuer	Y	For	For

2. To approve one or more adjournments of the special meeting to another date, time or place, or format, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the issuance of Equity Commonwealth's common shares in connection with the merger.
					Issuer	Y	For	For
AGNICO EAGLE MINES LIMITED	AEM	008474108	11/26/2021
1. To consider, and if deemed advisable, to pass, with or without variation, an ordinary resolution, the full text of which is set forth in Appendix A to the accompanying joint management information circular of Agnico Eagle Mines Limited (the "Company") and Kirkland Lake Gold Ltd.("Kirkland") dated October 29, 2021 (the "Circular"), approving the issuance by the Company of such number of common shares of the Company as may be required to be issued pursuant to or in connection with the plan of arrangement under section 182 of the Business Corporations Act (Ontario) involving, among others, Kirkland and the Company, in accordance with the terms of the merger agreement dated September 28, 2021 between the Company and Kirkland (as amended, supplemented or otherwise modified from time to time), as more particularly described in the Circular.
					Issuer	Y	For	For
KIRKLAND LAKE GOLD LTD.	KL	49741E100	11/26/2021
1. To consider, pursuant to an interim order of the Ontario Superior Court of Justice (Commercial List) dated October 29, 2021, and if deemed advisable, to pass, with or without variation, a special resolution, the full text of which is set forth in Appendix B to the accompanying joint management information circular of Agnico Eagle Mines Limited ("Agnico") and Kirkland Lake Gold Ltd. ("Kirkland") dated October 29, 2021 (the "Circular") approving a statutory plan of arrangement under section 182 of the Business Corporations Act (Ontario) involving, among others, Agnico and Kirkland, in accordance with the terms of the merger agreement dated September 28, 2021 between Agnico and Kirkland (as amended, supplemented or otherwise modified from time to time), as more particularly described in the Circular.
					Issuer	Y	For	For
MEDTRONIC PLC	MDT	G5960L103	12/9/2021	1A. Election of Director until the 2022 Annual General Meeting: Richard H. Anderson	Issuer	Y	For	For
				1B. Election of Director until the 2022 Annual General Meeting: Craig Arnold	Issuer	Y	For	For
				1C. Election of Director until the 2022 Annual General Meeting: Scott C. Donnelly	Issuer	Y	For	For
				1D. Election of Director until the 2022 Annual General Meeting: Andrea J. Goldsmith, Ph.D.	Issuer	Y	For	For
				1E. Election of Director until the 2022 Annual General Meeting: Randall J. Hogan, III	Issuer	Y	For	For
				1F. Election of Director until the 2022 Annual General Meeting: Kevin E. Lofton	Issuer	Y	For	For
				1G. Election of Director until the 2022 Annual General Meeting: Geoffrey S. Martha	Issuer	Y	For	For
				1H. Election of Director until the 2022 Annual General Meeting: Elizabeth G. Nabel, M.D.	Issuer	Y	For	For
				1I. Election of Director until the 2022 Annual General Meeting: Denise M. O'Leary	Issuer	Y	For	For
				1J. Election of Director until the 2022 Annual General Meeting: Kendall J. Powell	Issuer	Y	For	For

2. Ratifying, in a non-binding vote, the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal year 2022 and authorizing, in a binding vote, the Board of Directors, acting through the Audit Committee, to set the auditor's remuneration.
					Issuer	Y	For	For
				3. Approving, on an advisory basis, the Company's executive compensation.	Issuer	Y	For	For
				4. Approving, on an advisory basis, the frequency of Say-on-Pay votes.	Issuer	Y	1 Year	For
				5. Approving the new 2021 Medtronic plc Long Term Incentive Plan.	Issuer	Y	For	For
				6. Renewing the Board of Directors' authority to issue shares under Irish law.	Issuer	Y	For	For
				7. Renewing the Board of Directors' authority to opt out of pre- emption rights under Irish law.	Issuer	Y	For	For
				8. Authorizing the Company and any subsidiary of the Company to make overseas market purchases of Medtronic ordinary shares.	Issuer	Y	For	For
VIATRIS INC.	VTRS	92556V106	12/10/2021	1A. Election of Class I Director each to hold office until the 2023 annual meeting: Neil Dimick	Issuer	Y	For	For
				1B. Election of Class I Director each to hold office until the 2023 annual meeting: Michael Goettler	Issuer	Y	For	For
				1C. Election of Class I Director each to hold office until the 2023 annual meeting: Ian Read	Issuer	Y	For	For
				1D. Election of Class I Director each to hold office until the 2023 annual meeting: Pauline van der Meer Mohr	Issuer	Y	For	For
				2. Approval, on non-binding advisory basis, of the 2020 compensation of the named executive officers of the Company (the "Say-on-Pay vote").	Issuer	Y	For	For
				3. A non-binding advisory vote on the frequency of the Say-on-Pay vote.	Issuer	Y	1 Year	For
				4. Ratification of the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Issuer	Y	For	For
CISCO SYSTEMS, INC.	CSCO	17275R102	10/15/2021	1A. Election of Director: M. Michele Burns	Issuer	Y	For	For
				1B. Election of Director: Wesley G. Bush	Issuer	Y	For	For
				1C. Election of Director: Michael D. Capellas	Issuer	Y	For	For
				1D. Election of Director: Mark Garrett	Issuer	Y	For	For
				1E. Election of Director: John D. Harris II	Issuer	Y	For	For
				1F. Election of Director: Dr. Kristina M. Johnson	Issuer	Y	For	For
				1G. Election of Director: Roderick C. McGeary	Issuer	Y	For	For
				1H. Election of Director: Charles H. Robbins	Issuer	Y	For	For
				1I. Election of Director: Brenton L. Saunders	Issuer	Y	For	For
				1J. Election of Director: Dr. Lisa T. Su	Issuer	Y	For	For
				1K. Election of Director: Marianna Tessel	Issuer	Y	For	For
				2. Approval, on an advisory basis, of executive compensation.	Issuer	Y	For	For
				3. Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2022.	Issuer	Y	For	For
				4. Approval to have Cisco's Board amend Cisco's proxy access bylaw to remove the stockholder aggregation limit.	Shareholder	Y	Against	For
GUIDEWIRE SOFTWARE, INC.	GWRE	40171V100	12/14/2021	1A. Election of Director: Marcus S. Ryu	Issuer	Y	For	For
				1B. Election of Director: Paul Lavin	Issuer	Y	For	For
				1C. Election of Director: Mike Rosenbaum	Issuer	Y	For	For
				1D. Election of Director: Andrew Brown	Issuer	Y	For	For
				1E. Election of Director: Margaret Dillon	Issuer	Y	For	For
				1F. Election of Director: Michael Keller	Issuer	Y	For	For
				1G. Election of Director: Catherine P. Lego	Issuer	Y	For	For
				1H. Election of Director: Rajani Ramanathan	Issuer	Y	For	For
				2. To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending July 31, 2022.	Issuer	Y	For	For
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers as disclosed in the Proxy Statement.	Issuer	Y	For	For
				4. To approve, the amendment and restatement of our certificate of incorporation to remove the supermajority voting requirement therein.	Issuer	Y	For	For
STARBUCKS CORPORATION	SBUX	855244109	3/16/2022	1A. Election of Director: Richard E. Allison, Jr.	Issuer	Y	For	For
				1B. Election of Director: Andrew Campion	Issuer	Y	For	For
				1C. Election of Director: Mary N. Dillon	Issuer	Y	For	For
				1D. Election of Director: Isabel Ge Mahe	Issuer	Y	For	For
				1E. Election of Director: Mellody Hobson	Issuer	Y	For	For
				1F. Election of Director: Kevin R. Johnson	Issuer	Y	For	For
				1G. Election of Director: Jørgen Vig Knudstorp	Issuer	Y	For	For
				1H. Election of Director: Satya Nadella	Issuer	Y	For	For
				1I. Election of Director: Joshua Cooper Ramo	Issuer	Y	For	For
				1J. Election of Director: Clara Shih	Issuer	Y	For	For
				1K. Election of Director: Javier G. Teruel	Issuer	Y	For	For
				2. Approve amended and restated 2005 Long-Term Equity Incentive Plan.	Issuer	Y	For	For
				3. Approve, on an advisory, nonbinding basis, the compensation of our named executive officers.	Issuer	Y	For	For
				4. Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2022.	Issuer	Y	For	For
				5. Annual Reports Regarding the Prevention of Harassment and Discrimination in the Workplace.	Shareholder	Y	Against	For
EOG RESOURCES, INC.	EOG	26875P101	4/20/2022	1A. Election of Director to serve until 2023: Janet F. Clark	Issuer	Y	For	For
				1B. Election of Director to serve until 2023: Charles R. Crisp	Issuer	Y	For	For
				1C. Election of Director to serve until 2023: Robert P. Daniels	Issuer	Y	For	For
				1D. Election of Director to serve until 2023: James C. Day	Issuer	Y	For	For
				1E. Election of Director to serve until 2023: C. Christopher Gaut	Issuer	Y	For	For
				1F. Election of Director to serve until 2023: Michael T. Kerr	Issuer	Y	For	For
				1G. Election of Director to serve until 2023: Julie J. Robertson	Issuer	Y	For	For
				1H. Election of Director to serve until 2023: Donald F. Textor	Issuer	Y	For	For
				1I. Election of Director to serve until 2023: William R. Thomas	Issuer	Y	For	For
				1J. Election of Director to serve until 2023: Ezra Y. Yacob	Issuer	Y	For	For

2. To ratify the appointment by the Audit Committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the Company for the year ending December 31, 2022.
					Issuer	Y	For	For
				3. To approve, by non-binding vote, the compensation of the Company's named executive officers.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, President and Principal Executive Officer

Date:	08/19/2022